Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Class A, Class B, Class C & Select Class Shares | JPMorgan Russia Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.01%	[2]
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,310
5 Years	rr_ExpenseExampleYear05	1,925
10 Years	rr_ExpenseExampleYear10	3,578
1 Year	rr_ExpenseExampleNoRedemptionYear01	718
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,310
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,925
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,578
Annual Return 2008	rr_AnnualReturn2008	(78.24%)
Annual Return 2009	rr_AnnualReturn2009	155.96%
Annual Return 2010	rr_AnnualReturn2010	32.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	56.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(60.40%)
Past 1 Year	rr_AverageAnnualReturnYear01	25.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Class A, Class B, Class C & Select Class Shares | JPMorgan Russia Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Class A, Class B, Class C & Select Class Shares | JPMorgan Russia Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.57%
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Class A, Class B, Class C & Select Class Shares | JPMorgan Russia Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	1.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.51%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.51%	[2]
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	984
5 Years	rr_ExpenseExampleYear05	1,737
10 Years	rr_ExpenseExampleYear10	3,717
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	984
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,737
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,717
Past 1 Year	rr_AverageAnnualReturnYear01	30.82%
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Class A, Class B, Class C & Select Class Shares | JPMorgan Russia Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.47%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.76%	[2]
1 Year	rr_ExpenseExampleYear01	179
3 Years	rr_ExpenseExampleYear03	755
5 Years	rr_ExpenseExampleYear05	1,358
10 Years	rr_ExpenseExampleYear10	2,990
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	755
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,358
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,990
Past 1 Year	rr_AverageAnnualReturnYear01	32.77%
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Class A, Class B, Class C & Select Class Shares | JPMorgan Russia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Russia Fund Class/Ticker: A/JRUAX; C/JRUCX; Select/JRUSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund will seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 73 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/29/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Russian companies or instruments that have similar economic characteristics. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia, or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

Investment Process: In managing the Fund, the adviser will use an active style of portfolio management which focuses on bottom-up stock selection conducted by experienced country specialists.

In managing the Fund, the adviser seeks to add value primarily through stock selection decisions. The adviser places a strong emphasis on bottom-up stock research conducted by country specialists. Macro research is used as a framework for this bottom-up analysis. The investment process is characterized by identifying and purchasing securities issued by high quality companies with sustainable earnings growth on attractive valuations, and avoiding overvalued stocks and markets. The adviser prefers to construct a concentrated portfolio, thereby facilitating greater knowledge of the underlying holdings.

The Fund will sell securities if the adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if the adviser believes that more attractive opportunities are available.

The Fund is non-diversified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Russian companies or instruments that have similar economic characteristics.
Risk [Heading]	rr_RiskHeading	The Fund's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in "emerging markets."

Russian Market Risk. Investing in Russian securities is highly speculative and involves significant risks and special considerations. Since the breakup of the Soviet Union in 1991, Russia continues to experience dramatic political and social change. Though Russia has been transitioning from a centrally controlled command system to a more market-oriented democratic model, recent political developments have trended back to high government involvement and centralized control in some industries, such as Russia's oil and gas industries. The Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the U.S., with a few issuers representing a large percentage of market capitalization and trading volume.

The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. There is the potential for expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities. The Russian economy is heavily dependent upon the export of commodities including most industrial metals, forestry products, oil and gas. Accordingly, it is strongly affected by international commodity prices and global demand for these products. Furthermore, it is possible that the Fund's ownership rights could be lost through fraud or negligence because ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund's shareholders.

Because the Fund concentrates in a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk. The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Non-Diversified Fund Risk. Since the Fund is nondiversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results of those issuing the securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Since the Fund is nondiversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results of those issuing the securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Class A Shares over the past three calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. The table compares that performance to the Morgan Stanley Capital International (MSCI) Russia Index (net of foreign withholding taxes) and the Lipper Emerging Markets Funds Index, an index based on the total return of all funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund's Class A Shares over the past three calendar years. The table shows the average annual total returns over the past one year and the life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Morgan Stanley Capital International (MSCI) Russia Index (net of foreign withholding taxes) and the Lipper Emerging Markets Funds Index, an index based on the total return of all funds within the Fund's designated category as determined by Lipper.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR-RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	56.75%
Worst Quarter	4th quarter, 2008	-60.40%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A Shares, and after-tax returns for these other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for the Class A Shares, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A, Class B, Class C & Select Class Shares | JPMorgan Russia Fund | MSCI RUSSIA INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)

Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.07%
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.16%)
Class A, Class B, Class C & Select Class Shares | JPMorgan Russia Fund | LIPPER EMERGING MARKETS FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.14%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.28%

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A and Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 2.00%, 2.50% and 1.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/12, at which time the Service Providers will determine whether or not to renew or revise it.